Long-Term Borrowings	12 Months Ended
Feb. 28, 2025
Long-Term Borrowings

9. LONG-TERM BORROWINGS

Summary of long-term borrowings consisted of the following:

Creditors	Annual Interest Rate	Maturity Date	As of
			February 29, 2024	February 28, 2025
			RMB	RMB	USD
China Merchants Bank (1)	3.35%-3.60%	December 15, 2030	40,000	82,134	11,278

(1) The Company has entered into a facility agreement (the "Facility Agreement") with China Merchants Bank Co., Ltd. Singapore Branch for an uncommitted credit facility up to RMB110 million (in USD equivalent), which will be utilized to provide credit support for a domestic fixed assets loan (the "Loan") of RMB90 million. As of February 28, 2025, the Group has withdrawn RMB82,134 (US$11,278) from the loan in China Merchants Bank Co., Ltd. Shanghai Branch with maturity date in December, 2030, including RMB 1,319 (US$181) with an effective interest rate of 3.60%, RMB 61,280 (US$8,415) with an effective interest rate of 3.40% and RMB 19,535 (US$2,682) with an effective interest rate of 3.35%. Loan is uncommitted fully cash backed, with restricted cash amount of RMB127,449 (US$17,500) as of February 28, 2025. For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the Company incurred nil, RMB 142 and RMB 2,155 (US$296) in interest expense, of which nil, RMB 142 and RMB 990 (US$136) was capitalized in Property and equipment, net, respectively.

(2) The Group is requested to make the repayment every half year for the principles from June 25, 2026 to December 15, 2030. For the long-term borrowings as of February 28, 2025, the repayment scheduled agreed by both parties is as following:

		Repayment Amount
Period	Repayment Date	RMB	US$
1	June 25, 2026	2,107	289
2	July 25, 2026	2,000	275
3	December 25, 2026	2,107	289
4	January 25, 2027	2,000	275
5	June 25, 2027	2,107	289
6	July 25, 2027	2,000	275
7	December 25, 2027	2,107	289
8	January 25, 2028	2,000	275
9	June 25, 2028	2,107	289
10	July 25, 2028	2,000	275
11	December 25, 2028	2,107	289
12	January 25, 2029	2,000	275
13	June 25, 2029	2,107	289
14	July 25, 2029	2,000	275
15	December 25, 2029	2,107	289
16	January 25, 2030	2,000	275
17	June 25, 2030	2,107	289
18	July 25, 2030	2,000	275
19	December 15, 2030	45,171	6,202
	Total	82,134	11,278